Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	During 2025, the Compensation Committee did not take into account any material non-public information when determining the timing and terms of equity incentive awards, and Occidental did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. During 2025, Occidental also did not grant any equity awards to any of the NEOs other than at its regularly scheduled February 2025 meeting, except for the RSU award granted in October 2025 to Mr. Jackson in connection with his promotion to the position of Chief Operating Officer. Occidental did not grant any stock options or stock appreciation rights to the NEOs at any time in 2025. Occidental may change its equity grant practices in the future.

Award Timing Method	During 2025, the Compensation Committee did not take into account any material non-public information when determining the timing and terms of equity incentive awards, and Occidental did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. During 2025, Occidental also did not grant any equity awards to any of the NEOs other than at its regularly scheduled February 2025 meeting, except for the RSU award granted in October 2025 to Mr. Jackson in connection with his promotion to the position of Chief Operating Officer. Occidental did not grant any stock options or stock appreciation rights to the NEOs at any time in 2025. Occidental may change its equity grant practices in the future.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2025, the Compensation Committee did not take into account any material non-public information when determining the timing and terms of equity incentive awards, and Occidental did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false